UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund L.L.C.
  -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
  -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               ------------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007

      SHARES                                                                                               MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (139.29%)
                    COMMON STOCK (138.94%)
                    -----------------------------------
                    AEROSPACE (0.18%)
        1,087,960   Meggitt Plc - Rts Exp: 04/17/07 (United Kingdom) *,**                             $         2,117,878
                                                                                                      -------------------
                    AEROSPACE/DEFENSE (1.10%)
        2,175,920   Meggitt PLC - (United Kingdom) **, (a)                                                     12,739,277
                                                                                                      -------------------
                    AGRICULTURAL CHEMICALS (1.60%)
           97,651   Syngenta AG - (Switzerland) **, (a)                                                        18,597,524
                                                                                                      -------------------
                    AIRLINES (1.64%)
        4,451,844   Aer Lingus - (Ireland) *,**, (a)                                                           18,074,523
           65,990   Jet Airways India Ltd. - (India) **                                                           961,345
                                                                                                      -------------------
                                                                                                               19,035,868
                                                                                                      -------------------
                    AUTO - CARS/LIGHT TRUCKS (6.41%)
          299,105   DaimlerChrysler AG - (Germany) **                                                          24,446,637
        1,007,439   Fiat SpA - (Italy) **, (a)                                                                 25,305,664
           16,182   Porsche AG - (Germany) **                                                                  24,636,714
                                                                                                      -------------------
                                                                                                               74,389,015
                                                                                                      -------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.92%)
          182,538   Valeo SA - ( France) **, (a)                                                               10,669,493
                                                                                                      -------------------
                    BEVERAGES - WINES/SPIRITS (3.86%)
          784,910   C&C Group PLC - (Ireland) **                                                               11,879,753
          162,473   Pernod Ricard SA - (France) **, (a)                                                        32,835,018
                                                                                                      -------------------
                                                                                                               44,714,771
                                                                                                      -------------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (2.03%)
           10,572   Sika AG - (Switzerland) **, (a)                                                            17,882,684
          284,166   Wavin NV - (Netherlands) *,**, (a)                                                          5,598,361
                                                                                                      -------------------
                                                                                                               23,481,045
                                                                                                      -------------------
                    BUILDING - HEAVY CONSTRUCTION (4.71%)
       56,504,350   Hkc Holdings Ltd. - (Hong Kong) **                                                          9,907,335
          289,203   Vinci SA - (France) **, (a)                                                                44,664,526
                                                                                                      -------------------
                                                                                                               54,571,861
                                                                                                      -------------------
                    CELLULAR TELECOMMUNICATIONS (1.06%)
        4,610,874   Vodafone Group PLC - (United Kingdom) **, (a)                                              12,254,062
                                                                                                      -------------------
                    CHEMICALS - DIVERSIFIED (4.19%)
          234,254   Basf Ag - (Germany) **, (a)                                                                26,280,802
          128,697   Wacker Chemie Ag - (Germany) **, (a)                                                       22,270,956
                                                                                                      -------------------
                                                                                                               48,551,758
                                                                                                      -------------------
                    COAL (1.66%)
       23,205,993   Bumi Resources Tbk Pt - (Indonesia) **                                                      3,382,353


                                       1

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


      SHARES                                                                                              MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ---------------------------------------------
                    COAL (CONTINUED)
       12,041,751   China Coal Energy Co. - (Hong Kong) *,**                                          $        12,868,576
        1,238,577   China Shenhua Energy Co., Ltd. - (Hong Kong) **                                             2,995,982
                                                                                                      -------------------
                                                                                                               19,246,911
                                                                                                      -------------------
                    COMMERCIAL BANKS - NON US (6.58%)
        1,277,404   DBS Group Holdings Ltd. - (Singapore) **                                                   18,018,288
        2,762,019   Taichung Commercial Bank - (Taiwan) **                                                      1,159,327
        6,020,651   UniCredito Italiano SpA - (Italy) **, (a)                                                  57,102,536
                                                                                                      -------------------
                                                                                                               76,280,151
                                                                                                      -------------------
                    COMMERCIAL SERVICES (3.63%)
          755,829   Intertek Group PLC - (United Kingdom) **, (a)                                              13,438,441
           24,143   SGS SA  - (Switzerland) **, (a)                                                            28,695,522
                                                                                                      -------------------
                                                                                                               42,133,963
                                                                                                      -------------------
                    COMPUTER SERVICES (1.62%)
        2,073,646   Getronics NV - (Netherlands) **, (a)                                                       18,797,877
                                                                                                      -------------------
                    DATA PROCESSING/MANAGEMENT (2.12%)
          117,694   Cie Generale De Geophysique-Veritas - (France) **, (a)                                     24,596,938
                                                                                                      -------------------
                    DISTRIBUTION/WHOLESALE (2.03%)
          429,993   Kloeckner & Co. - (Germany) **, (a)                                                        23,553,655
                                                                                                      -------------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (4.92%)
          394,154   Aalberts Industries NV  - ( Netherlands) **, (a)                                           38,794,706
          171,679   Siemans AG - (Germany) **, (a)                                                             18,287,014
                                                                                                      -------------------
                                                                                                               57,081,720
                                                                                                      -------------------
                    DIVERSIFIED OPERATIONS (5.45%)
          814,540   DCC PLC - (Ireland) **, (a)                                                                28,581,492
        5,368,098   First Pacific Co. Ltd. - (Hong Kong) **                                                     3,283,997
        1,136,816   Gea Group AG - (Germany) **, (a)                                                           31,355,014
                                                                                                      -------------------
                                                                                                               63,220,503
                                                                                                      -------------------
                    E-COMMERCE/SERVICES (0.62%)
          730,912   Rightmove Plc - (United Kingdom) **, (a)                                                    7,167,911
                                                                                                      -------------------
                    ELECTRIC - GENERATION (0.78%)
       10,346,113   Huaneng Power International, Inc. - (Hong Kong) **                                          9,004,104
                                                                                                      -------------------
                    ELECTRIC - INTEGRATED (3.25%)
          718,012   Suez SA - (France) **, (a)                                                                 37,734,268
                                                                                                      -------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.22%)
          546,028   Everlight Electronics Co, Ltd. - (Taiwan) **                                                2,128,539
          503,624   Silicon-On-Insulator Technologies - (France) **, (a)                                       11,973,330
                                                                                                      -------------------
                                                                                                               14,101,869
                                                                                                      -------------------

                                       2


                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007

      SHARES                                                                                              MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------------------------
                    ELECTRONIC PARTS DISTRIBUTORS (0.16%)
        1,528,000   Sinbon Electronics Co Ltd - (Taiwan) **                                           $         1,865,442
                                                                                                      -------------------
                    ENGINEERING/R&D SERVICES (1.25%)
          227,597   Arcadis NV - (Netherlands) **, (a)                                                         14,542,359
                                                                                                      -------------------
                    FINANCE - INVEST BANKER/BROKER (0.20%)
       24,019,530   Rexcapital Financial Holdings Ltd. - (Hong Kong) **                                         2,305,580
                                                                                                      -------------------
                    FINANCE - OTHER SERVICES (8.21%)
          239,936   Deutsche Boerse AG - (Germany) **, (a)                                                     54,775,534
        3,713,326   Man Group Plc - (United Kingdom) **, (a)                                                   40,421,609
                                                                                                      -------------------
                                                                                                               95,197,143
                                                                                                      -------------------
                    FOOD - CONFECTIONARY (1.08%)
              444   Lindt & Spruengli AG - (Switzerland) **, (a)                                               12,571,150
                                                                                                      -------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (1.37%)
          957,266   Cadbury Schweppes PLC - (United Kingdom) **                                                12,241,588
        1,165,610   Fu Ji Food & Catering Services - (Hong Kong) **                                             3,662,344
                                                                                                      -------------------
                                                                                                               15,903,932
                                                                                                      -------------------
                    HOTELS & MOTELS (1.76%)
          894,587   NH Hoteles SA - (Spain) **, (a)                                                            20,375,105
                                                                                                      -------------------
                    INDUSTRIAL GASES (0.31%)
        4,700,570   China Energy Ltd. - (Singapore) *,**                                                        3,624,999
                                                                                                      -------------------
                    INSTRUMENTS - CONTROLS (1.54%)
        1,075,349   Rotork PLC - (United Kingdom) **, (a)                                                      17,875,026
                                                                                                      -------------------
                    INTERNET CONNECTIVE SERVICES (0.10%)
            1,804   Eaccess Ltd. - (Japan) **                                                                   1,196,301
                                                                                                      -------------------
                    INTERNET GAMBLING (3.98%)
        7,913,711   IG Group Holdings PLC - (United Kingdom) **, (a)                                           46,138,087
                                                                                                      -------------------
                    INVESTMENT COMPANIES (5.44%)
          330,633   Eurazeo - (France) **, (a)                                                                 49,658,988
          259,333   Eurocastle Investment Ltd. - (Netherlands) **, (a)                                         13,463,236
                                                                                                      -------------------
                                                                                                               63,122,224
                                                                                                      -------------------
                    INVESTMENT MANAGEMENT/ADVISORY SERVICES (3.81%)
                1   Aberdeen Asset Management PLC - (United Kingdom) **, (a)                                            5
        4,945,685   New Star Asset Management Group Ltd. - (United Kingdom) **                                 44,136,245
                                                                                                      -------------------
                                                                                                               44,136,250
                                                                                                      -------------------
                    MACHINERY - GENERAL INDUSTRY (3.08%)
          386,732   Rheinmetall AG - (Germany) **, (a)                                                         35,727,009
                                                                                                      -------------------
                    MEDICAL - BIOMEDICAL/GENETICS (4.07%)
          776,624   Genmab A/S - (Denmark) *,**, (a)                                                           47,172,388
                                                                                                      -------------------


                                       3

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007

      SHARES                                                                                              MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------------------------------
                    MEDICAL PRODUCTS (2.24%)
           45,713   Nobel Biocare Holding AG - (Switzerland) **, (a)                                  $        16,588,187
          123,514   Phonak Holding Ag-Reg - (Switzerland) **, (a)                                               9,409,242
                                                                                                      -------------------
                                                                                                               25,997,429
                                                                                                      -------------------
                    METAL PROCESSORS & FABRICATION (2.18%)
        1,105,678   Assa Abloy AB - (Sweden) **, (a)                                                           25,293,442
                                                                                                      -------------------
                    MULTI-LINE INSURANCE (4.93%)
          200,121   Baloise Holding AG - (Switzerland) (a), **                                                 20,736,653
          126,963   Zurich Financial Services AG - (Switzerland) **, (a)                                       36,477,943
                                                                                                      -------------------
                                                                                                               57,214,596
                                                                                                      -------------------
                    OFFICE AUTOMATION & EQUIPMENT (0.99%)
           80,160   Neopost SA - (France) **                                                                   11,417,435
                                                                                                      -------------------
                    OIL - FIELD SERVICES (5.14%)
        2,861,973   Petrofac Ltd. - (United Kingdom) **, (a)                                                   24,712,827
        1,202,932   Saipem S.P.A. (Italy) **, (a)                                                              34,907,975
                                                                                                      -------------------
                                                                                                               59,620,802
                                                                                                      -------------------
                    POWER CONVERSION/SUPPLY EQUIPMENT (0.25%)
        2,551,043   Harbin Power Equipment Co., Ltd. - (Hong Kong) **                                           2,873,127
                                                                                                      -------------------
                    REAL ESTATE MANAGEMENT/SERVICE (1.19%)
           36,349   CBo Territoria - (France) *,**                                                                222,576
        4,669,342   Regus Group PLC - (United Kingdom) *,**, (a)                                               13,577,128
                                                                                                      -------------------
                                                                                                               13,799,704
                                                                                                      -------------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (3.42%)
        2,088,000   Sun Hung Kai Properties Ltd. - (Hong Kong) **                                              24,157,573
        1,528,276   Unite Group PLC - (United Kingdom) **, (a)                                                 15,557,030
                                                                                                      -------------------
                                                                                                               39,714,603
                                                                                                      -------------------
                    RETAIL - APPAREL/SHOE (4.92%)
          739,847   Hennes & Mauritz AB - (Sweden) **, (a)                                                     42,390,857
        1,366,476   Kappahl Holding Ab - (Sweden) **, (a)                                                      14,704,599
                                                                                                      -------------------
                                                                                                               57,095,456
                                                                                                      -------------------
                    RETAIL - BOOKSTORE (1.04%)
        1,496,012   Wh Smith Plc (United Kingdom) **                                                           12,059,643
                                                                                                      -------------------
                    RETAIL -  BUILDING PRODUCTS (2.03%)
          668,876   Praktiker Bau Holdings AG - (Germany) **, (a)                                              23,541,501
                                                                                                      -------------------
                    RETAIL - MAJOR DEPARTMENT STORES (3.06%)
          966,873   KarstadtQuelle AG - (Germany) **, (a)                                                      35,522,669
                                                                                                      -------------------
                    RETAIL - RESTAURANTS (1.83%)
          573,230   Whitebread Plc - (United Kingdom) **, (a)                                                  21,215,748
                                                                                                      -------------------


                                       4

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007

      SHARES                                                                                              MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ---------------------------------------------
                    RUBBER - TIRES (3.20%)
          288,326   Continental AG - (Germany) **, (a)                                                $        37,136,994
                                                                                                      -------------------
                    SCHOOLS (0.39%)
           25,842   Megastudy Co., Ltd. - (South Korea) **                                                      4,533,202
                                                                                                      -------------------
                    STOCK INDEX (1.69%)
          245,744   Bb Biotech Ag - (Switzerland) **, (a)                                                      19,626,507
                                                                                                      -------------------
                    TELEVISION (2.15%)
          709,722   ProSiebenSat.1 Media AG - (Germany) **, (a)                                                24,969,653
                                                                                                      -------------------
                    TOBACCO (0.35%)
           61,169   Kt&G Corp. - (South Korea) **                                                               3,999,462
                                                                                                      -------------------
                    TOTAL COMMON STOCK (Cost $1,462,730,584)                                                1,611,427,390
                                                                                                      -------------------
                    WARRANTS (0.35%)
                    ----------------
                    BUILDING - HEAVY CONSTRUCTION (0.17%)
          153,978   Jaiprakash Associates Ltd. - (India) **                                                     1,909,826
                                                                                                      -------------------
                    POWER CONVERSION/SUPPLY EQUIPMENT (0.18%)
           41,125   Bharat Heavy Electricals (b)                                                                2,139,238
                                                                                                      -------------------
                    TOTAL WARRANTS (Cost $3,946,276)                                                            4,049,064
                                                                                                      -------------------
                    INVESTMENTS IN SECURITIES (Cost $1,466,676,860)                                         1,615,476,454
                                                                                                      -------------------


                    COMMON STOCK SOLD, NOT YET PURCHASED ((28.16)%)
                    ------------------------------------------------------------
                    AEROSPACE/DEFENSE - EQUIPMENT ((0.74)%)
         (278,174)  European Aeronautic Defence and Space Co. - (Netherlands) **                               (8,598,166)
                                                                                                      -------------------
                    AIRPORT DEVELOP/MAINT ((0.17)%)
       (1,939,886)  Beijing Capital Internationalairport Co., Ltd. - (China) **                                (1,926,603)
                                                                                                      -------------------
                    APPAREL MANUFACTURERS ((0.55)%)
          (46,619)  Hermes International - (France) **                                                         (6,427,853)
                                                                                                      -------------------
                    AUDIO/VIDEO PRODUCTS ((2.74)%)
       (1,654,131)  Thomson - (France) **                                                                     (31,729,334)
                                                                                                      -------------------
                    AUTO - CARS/LIGHT TRUCKS ((0.87)%)
          (86,789)  Renault SA - (France) **                                                                  (10,114,581)
                                                                                                      -------------------

                                       5


                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007

      SHARES                                                                                              MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS ((0.90)%)
         (395,141)  Kingspan Group PLC - (Ireland) **                                                 $       (10,440,942)
                                                                                                      -------------------
                    CABLE TELEVISION ((1.94)%)
       (2,034,762)  British Sky Broadcasting Group PLC - (United Kingdom) **                                  (22,508,692)
                                                                                                      -------------------
                    COMMERCIAL BANKS - NON US ((4.40)%)
         (423,895)  Allied Irish Banks PLC- (Ireland) **                                                      (12,526,748)
       (1,007,702)  Anglo Irish Bank Corp PLC - (Ireland) **                                                  (21,462,444)
         (564,198)  Bank Of Ireland - (Ireland) **                                                            (12,129,172)
          (34,998)  Raiffeisen International Bank-Holding AG - (Austria) **                                    (4,909,401)
                                                                                                      -------------------
                                                                                                              (51,027,765)
                                                                                                      -------------------
                    FINANCIAL SERVICES ((1.86)%)
         (788,159)  Irish Life & Permanent PLC - (Ireland) **                                                 (21,560,198)
                                                                                                      -------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED ((0.52)%)
         (403,036)  Koninklijke Wessanen NV - (Netherlands) **                                                 (6,057,102)
                                                                                                      -------------------
                    MEDICAL - DRUGS ((3.40)%)
         (214,959)  AstraZeneca PLC - (United Kingdom) **                                                     (11,526,877)
         (451,666)  GlaxoSmithKline PLC - (United Kingdom) **                                                 (12,375,745)
         (179,868)  Sanofi-Aventis - (France) **                                                              (15,586,980)
                                                                                                      -------------------
                                                                                                              (39,489,602)
                                                                                                      -------------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT ((0.20)%)
       (1,016,131)  Guangzhou R&F Properties Co., Ltd. - (China) **                                            (2,262,837)
                                                                                                      -------------------
                    RETAIL - CONSUMER ELECTRONICS ((0.22)%)
         (469,788)  Carphone Warehouse Group (United Kingdom) **                                               (2,550,041)
                                                                                                      -------------------
                    RETAIL - SPORTING GOODS ((1.86)%)
       (3,953,747)  Sports Direct International - (United Kindom) *,**                                        (21,538,749)
                                                                                                      -------------------
                    SEMICONDUCTOR EQUIPMENT ((2.11)%)
         (993,050)  Asml Holding NV (Netherlands) *,**                                                        (24,441,908)
                                                                                                      -------------------
                    TELECOMMUNICATIONS EQUIPMENT ((1.46)%)
       (1,448,497)  Alcatel SA - (France) **, (a)                                                             (16,987,153)
                                                                                                      -------------------
                    TELEPHONE - INTEGRATED ((4.22)%)
         (423,831)  Belgacom Sa - (Belgium) **                                                                (18,759,076)
         (942,342)  France Telecom SA - (France) **                                                           (24,799,464)
       (2,202,920)  Telecom Italia Spa - (Italy) **                                                            (5,427,905)
                                                                                                      -------------------
                                                                                                              (48,986,445)
                                                                                                      -------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(345,520,622))                         (326,647,971)
                                                                                                      -------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(345,520,622))                             (326,647,971)
                                                                                                      -------------------
         OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (11.13%)                                             (129,038,216)
                                                                                                      -------------------
         TOTAL NET ASSETS -- 100.00%                                                                  $     1,159,790,267
                                                                                                      -------------------

                                       6

*    Non-income producing securitiy
**   Foreign
(a) Partially or wholly held ($854,487,668 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)  American Depository Receipt


DERIVATIVE CONTRACTS
---------------------
FOREIGN CURRENCY FORWARDS
-------------------------
UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS AS OF MARCH. 31, 2007:

                                 Value on
Open Foreign Currency            Settlement                                             Unrealized
Purchase Contracts               Date               Current Value               Appreciation    Depreciation
-------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 05/10/07               $   37,061,735      $  37,407,851           $   346,116           $        -
------------------------------------------------------------------------------------------------------------
Danish Krone
expiring 05/10/07                   62,103,976         62,889,435               785,459                    -
------------------------------------------------------------------------------------------------------------
Norwegian Kroner
expiring 05/10/07                   13,833,088         13,920,611                87,523                    -
------------------------------------------------------------------------------------------------------------
Swedish Krona
expiring 05/10/07                   17,302,675         17,322,313                40,726               20,756
------------------------------------------------------------------------------------------------------------
Euros
expiring 05/10/07                  234,742,769        236,511,849             1,808,652               39,571
------------------------------------------------------------------------------------------------------------
Swiss Francs
expiring 05/10/07                    9,158,474          9,170,534                12,102                   42
------------------------------------------------------------------------------------------------------------
                                                                            $ 3,080,247           $   60,370
                                                                            ================================

                                 Value on
Open Foreign Currency            Settlement                                             Unrealized
Sale Contracts                   Date               Current Value               Appreciation    Depreciation
-------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 05/10/07               $  205,374,495     $  206,809,439           $    22,681         $  1,457,625
------------------------------------------------------------------------------------------------------------
Euros
expiring 05/10/07                  702,004,343        720,391,345                     -           18,387,001
------------------------------------------------------------------------------------------------------------
Danish Krone
expiring 05/10/07                   95,434,627         97,925,207                     -            2,490,580
------------------------------------------------------------------------------------------------------------
Norwegian Kroner
expiring 05/10/07                   13,522,100         13,920,611                     -              398,511
------------------------------------------------------------------------------------------------------------
Swedish Krona
expiring 05/10/07                   78,695,571         79,080,932                28,174              413,534
------------------------------------------------------------------------------------------------------------
Swiss Francs
expiring 05/10/07                  142,641,749        145,725,567                 5,887                    -
------------------------------------------------------------------------------------------------------------
                                                                            $    56,741         $ 26,236,955
                                                                            ================================
                                                                                                $ 23,160,337
                                                                                                ============

Total net unrealized depreciation on foreign currency forwards

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


The Fund had outstanding Taiwan Dollar denominated currency used to purchase Taiwanese equity investments. The unrealized Loss on this foreign denominated currency was $122,749 at March 31, 2007 and has been included in Change in net unrealized appreciation/depreciation from Investments on the Statement of Operations.


DERIVATIVE CONTRACTS (continued)
--------------------------------
EQUITY SWAP
-----------
  Notional     Maturity                                                                                        Unrealized
   Amount        Date                                         Description                                     Appreciation
-----------   ----------                                   -----------------                                ----------------
 $2,976,219    12/04/08   Agreement with Morgan Stanley & Co. International, Ltd., to receive the total return of the Ryanair Holdings, PLC in exchange for an amount to be paid monthly,
                          equal to the EURO LIBOR-BBA Monthly plus 55 bps.                                      $  543,245
                                                                                                                ----------
                                                                                                                $  543,245
                                                                                                                ==========

  Notional     Maturity                                                                                        Unrealized
   Amount        Date                                         Description                                     Appreciation
-----------   ----------                                   -----------------                                ----------------
  $138,673     12/04/08   Agreement with Morgan Stanley & Co. International, Ltd., to receive the total return of the Hyundai Marine & Fire Ins Co. in exchange for an amount to be
                          paid monthly                                                                          $  118,894
                                                                                                                ----------
                                                                                                                $  118,894
                                                                                                                ==========

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007


INVESTMENTS AND DERIVATIVE CONTRACTS
------------------------------------

                                                                                        March 31, 2007
Investments - By Country                                                         Percentage of Net Assets (%)
------------------------                                                        ------------------------------
United Kingdom                                                                              19.41%
Germany                                                                                     32.98%
Switzerland                                                                                 15.57%
Japan                                                                                        0.10%
Netherlands                                                                                  4.49%
Ireland                                                                                     -1.69%
France                                                                                      10.19%
Norway                                                                                       0.00%
Sweden                                                                                       7.10%
Belgium                                                                                     -1.62%
Hong Kong                                                                                    6.13%
Korea                                                                                        0.74%
Singapore                                                                                    1.87%
Italy                                                                                        9.65%
Taiwan                                                                                       0.44%
Denmark                                                                                      4.07%
Indonesia                                                                                    0.29%
Common Stock                                                                                 0.00%
Spain                                                                                        1.76%
India                                                                                        0.08%
Warrants                                                                                     0.35%
China                                                                                       -0.36%
Austria                                                                                     -0.42%


                                                                                        March 31, 2007
Investment in Derivative Contracts - By Country                                  Percentage of  Net Assets (%)
-----------------------------------------------                                 --------------------------------

Ireland                                                                                       0.04%
United States                                                                                 0.01%

                                                                                        March 31, 2007
Investment in Foreign Currency Forwards - By Currency                            Percentage of Net Assets (%)
------------------------------------------------------                          --------------------------------
Euro                                                                                        (1.29%)
British Pounds                                                                              (0.09%)
Swedish Krona                                                                               (0.03%)
Swiss Francs                                                                                (0.24%)
Danish Krone                                                                                (0.13%)
Norwegian Kroner                                                                            (0.02%)


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      UBS Tamarack International Fund L.L.C.
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                          ------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              May 25, 2007
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                          ------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              May 25, 2007
      --------------------------------------------------------------------------

By (Signature and Title)*  /s/ Robert Aufenanger
                           -----------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date              May 25, 2007
      --------------------------------------------------------------------------

 * Print the name and title of each signing officer under his or her signature.